Asset acquisitions	12 Months Ended
Dec. 31, 2019
Asset acquisitions [Abstract]
Asset acquisitions
Note 15 – Asset acquisitions

Acquisition of Keppel’s Hull B378

 In March 2019, the Company entered into an assignment agreement with the original owner, BOTL Lease Co. Ltd, for the assignment of the rights and obligations under a construction contract to take delivery of one KFELS Super B Bigfoot premium jack-up rig identified as Keppel’s Hull No. B378, subsequently renamed to “Thor”, from Keppel for a purchase price of $122.1 million. The company took delivery of the “Thor” on May 9, 2019 from Keppel Shipyard. The acquisition was partly funded by a new bridge financing facility from Danske Bank A/S and partly by drawing down on the $160 million Senior secured revolving loan facility entered into in the first quarter of 2019.

Acquisition of Keppel Rigs

In May 2018, the Company signed a master agreement to acquire five premium newbuild jack-up drilling rigs from Keppel FELS Limited. Total consideration for the transaction will be approximately $742.5 million. In the second quarter of 2018, the Company paid a pre-delivery instalment of $288.0 million. The pre-delivery instalment is secured by a parent guarantee from Keppel Offshore & Marine Ltd. The Company has secured financing of the delivery payment for each Keppel Rig from Offshore Partners Pte. Ltd (formerly Caspian Rigbuilders Pte. Ltd). Each loan is non-amortizing and matures five years after the respective delivery dates. The delivery financing will be secured by a first priority mortgage, an assignment of earnings, an assignment of insurance and a charge over shares and parent guarantee from the Company. The Company took delivery of the first rig in the fourth quarter of 2019 and the second in the first quarter of 2020, with the remaining rigs scheduled to be delivered quarterly thereafter until the last rig is delivered in the fourth quarter of 2020. The remaining contracted instalments, payable on delivery, for the Keppel newbuilds acquired in 2018 are approximately $345.6 million as of December 31, 2019 ($454.5 as of December 31, 2018).

Acquisition of PPL Rigs

In October 2017, the Company signed a master agreement with PPL Shipyard Pte Ltd. (“PPL”) setting forth the terms pursuant to which PPL agreed to sell six premium jack-up drilling rigs and three premium jack-up drilling rigs under construction at its yard in Singapore (together, the “PPL Rigs”) to designated subsidiaries of the Company for a total consideration of approximately $1,300 million, $55.8 million of this was paid per rig on October 31, 2017, and we agreed to accept delivery financing for a portion of the purchase price equal to $87.0 million per rig. The Company entered into loans for the financing of the delivery payment for each PPL Rig from PPL Shipyard Pte. Ltd. Each loan is non-amortizing and matures five years after the delivery date. These loans are secured by a first priority mortgage over the relevant PPL Rig and a guarantee from the Company. In addition, the seller is entitled to certain fees payable in connection with the increase in the market value of the relevant PPL Rig from October 31, 2017 until the repayment date, less the relevant rig owner’s equity cost of ownership of each rig and any interest paid on the delivery financing. The back-end fee, which is included within the portion of the purchase price for which we have agreed to accept delivery financing as described above, has been recognized as part of the cost price for each rig while the fees payable in connection with the increase in value of the relevant PPL Rig. The remaining contracted instalments, payable on delivery, for the PPL newbuilds are $nil million as of December 31, 2019 as all of the PPL rigs are delivered ($87.0 million as of December 31, 2018 and $696.0 million as of December 31, 2017).

Acquisition of Hercules Triumph (“Ran”) and Hercules Resilience (“Frigg”)

On December 2, 2016, the Company entered into a purchase and sale agreement with Hercules British Offshore Limited (“Hercules”) to purchase the jack-up drilling rigs “Hercules Triumph” and “Hercules Resilience” (renamed “Ran” and “Frigg” respectively) for a total consideration of $130.0 million. On the same date, the Company paid $13.0 million which represented 10% of the agreed contractual price for the rigs. On January 23, 2017, the Company took delivery of the rigs, which was considered to be the acquisition date.

The Company considered the guidance in ASC 805 “Business Combinations” and concluded that none of the Keppel, PPL and Hercules transactions listed above constituted a business under ASC 805 and the purchases were therefore accounted for as asset acquisitions.